Equity (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Summary of stock options using the black-scholes model
Expected Terms (years)	Expected Volatility	Dividend Yield	Risk Free Interest Rate	Grant Date Fair Value Per share
10	126%-228%	0%	0.73%-1.65%	$1.22-$5.15

Summary of option activity
Stock options	Shares	Weighted average exercise price	Aggregate intrinsic value (1)
Outstanding as of January 1, 2016	720,000	$2.36
Granted	580,867	1.88
Forfeited	(56,000)	-
Expired	-
Exercised	(7,000)	-
Outstanding as of December 31, 2016	1,237,867	$2.17
Granted	-	-
Forfeited	(221,000)
Expired	-
Exercised	-
Outstanding as of December 31, 2017	1,016,867	$2.26	$59,340

Summary of options outstanding and exercisable
Outstanding options			Exercisable options
Average exercise price	Number	Average remaining contractual life (years)	Average exercise price	Number	Average remaining contractual life (years)

$1.45	112,000	4.00	$1.45	112,000	4.00

$2.30	94,000	5.77	$2.30	75,200	5.77

$5.31	131,000	6.64	$5.31	78,600	6.64

$1.64	234,000	7.60	$1.64	234,000	7.60

$1.88	445,867	8.22	$1.88	222,934	8.22

	1,016,867			722,734